CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss including non-controlling interest	$ (2,170,368)	$ (2,922,286)	$ (4,717,818)	$ (4,614,348)	$ (12,091,540)	$ (9,058,906)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(7,604)	(34,726)	(49,046)	27,924	53,352	138,800
Total Other Comprehensive Income (Loss)	(7,604)	(34,726)	(49,046)	27,924	53,352	138,800
Comprehensive loss	(2,177,972)	(2,957,012)	(4,766,864)	(4,586,424)	(12,038,188)	(8,920,106)
Comprehensive loss attributable to non-controlling interest						(1,743)
Comprehensive loss attributable to T Stamp Inc.	$ (2,177,972)	$ (2,957,012)	$ (4,766,864)	$ (4,586,424)	$ (12,038,188)	$ (8,918,363)